Basis of Presentation	12 Months Ended
Dec. 31, 2024
Basis of Presentation
Basis of Presentation

(2)Basis of Presentation

The consolidated financial statements have been prepared on the basis of the accounting records of Grifols, S.A. and of the Group companies. The consolidated financial statements for 2024 and its comparative figures have been prepared under International Financial Reporting Standards as issued by the International Accounting Standard Board (IFRS- IASB) which for Grifols Group purposes, are identical to the International Financial Reporting Standards as adopted by the European Union (IFRS-EU) to present fairly the consolidated equity and consolidated financial position of Grifols, S.A. and subsidiaries for 2024, 2023 and 2022 as well as the consolidated results from their operations, consolidated cash flows and consolidated changes in equity for the year then ended.

At their meeting held on 10 April 2025 the Board of Directors of Grifols, S.A. authorized for issue the 2024, consolidated financial statements.

The figures set out in these consolidated financial statements are stated in thousand Euro, unless indicated otherwise.

These consolidated financial statements for 2024 show comparative figures for 2023 and 2022 from the consolidated statement of profit and loss, consolidated statement of comprehensive income, consolidated statement of changes in equity and consolidated statement of cash flows and their corresponding notes thereto. For the purposes of comparing the consolidated statement of profit and loss for 2024, 2023 and 2022 and the consolidated balance sheet for 2024 and 2023, the effects of the application new standards described in note 2 must be taken into account.

In accordance with the provision of section 357 of the Irish Companies Act 2014, the Company has irrevocably guaranteed all liabilities of an Irish subsidiary undertaking, Grifols Worldwide Operations Limited (Ireland) (see Appendix I), for the financial year ended 31 December 2024 as referred to in subsection 1(b) of that Act, for the purposes of enabling Grifols Worldwide Operations Limited to claim exemption from the requirement to file their own financial statements in Ireland.

a)    Relevant accounting estimates, assumptions and judgments used when applying accounting principles

The preparation of the consolidated financial statements in conformity with IFRS-EU requires management to make judgments, estimates and assumptions that affect the application of Group accounting policies. The following notes include a summary of the relevant accounting estimates and judgments used to apply accounting policies which have the most significant effect on the amounts recognized in the consolidated financial statements.

●	Assumptions used to test non-financial assets for impairment. Relevant cash generating units are tested at least annually for impairment. These are based on risk-adjusted future cash flows discounted using appropriate interest rates. Assumptions relating to risk-adjusted future cash flows and discount rates are based on business forecasts and are therefore inherently subjective. Future events could cause a change in business forecasts, with a consequent adverse effect on the future results of the Group.
●	The determination of the fair value of the acquired assets and assumed liabilities in a business combination and the allocation of the purchase price (see note 3 and 4a).
●	Evaluation of the capitalization of development costs (see note 4(d)). Key assumption is related to the estimation of sufficient future economic benefits of the projects.
●	Valuation of inventory and assessment of the recoverability of the carrying value of inventory. The key assumptions consider the regulatory approvals and the forecasted demand for the products marketed by the Group.
●	The calculation of the income tax expense requires tax legislation interpretations in the jurisdictions where Grifols operates. The decision as to whether the tax authority will accept a given uncertain tax treatment and the expected outcome of outstanding litigation requires significant estimates and judgements. Likewise, Grifols recognizes deferred tax assets, mainly from tax credits and rights to deduct to the extent that it is probable that sufficient taxable income will be available against which temporary differences can be utilized, based on management assumptions regarding amount and payments of future taxable profits (see notes 4(q) and 28).
●	Determination of chargebacks made to certain customers in the United States (see note 4 (p)).
●	The assumptions used for the calculation of the fair value of financial instruments (see notes 29 and 30).
●	The assessment of the classification as equity instruments of certain financial instruments that, under particular circumstances, may result in a cash outflow (see note 17a).
●	Evaluation of whether Grifols controls a subsidiary or not, analyzing factors such as rights derived from contractual agreements, as well as actual and potential voting rights, considering for these purposes the potential voting rights held by Grifols exercisable at the closing date of its fiscal year (see notes 10 and 19).
●	Assessment of the non-existence of a contractual obligation for Grifols. S.A. within the framework of the agreement signed with Haier for the sale of 20% of the shares of Shanghai RAAS in relation to the commitment by which the Company will make its commercially reasonable efforts to ensure that its subsidiary Grifols Diagnostic Solutions, Inc. declares and distributes dividends to its shareholders (see note 29(e)).

No changes have been made to prior year judgments relating to existing uncertainties.

The Group is also exposed to interest rate and currency risks. Refer to sensitivity analysis in note 30.

b)   Basis of consolidation

Appendix I shows details of the percentages of direct or indirect ownership of subsidiaries by the Company at 31 December 2024, 2023 and 2022, as well as the consolidation method used in each case for preparation of the accompanying consolidated financial statements.

Subsidiaries in which the Company directly or indirectly owns the majority of equity or voting rights have been consolidated. Associates in which the Company owns between 20% or more of the voting rights and over which it has no control but does have significant influence, have been accounted for under the equity method.

Despite the Group not owning 100% of Grifols Malaysia Sdn Bhd until November 2024, previously, holding 49% of the shares with voting rights, through a contract with the other shareholder and a pledge on its shares, it controlled the majority of the economic decisions and voting rights of said company, therefore, previously being consolidated.

On the other hand, the Group holds the 75% of the voting rights of Biotek America LLC (“ITK JV”), a company created as a result of a collaboration with Immunotek GH, LLC (Immunotek) with the aim of building and managing 28 plasma donor centers (see note 10). Such collaboration agreement has been accounted for in these consolidated financial statements as a joint agreement.

The entities Haema Gmbh (formerly Haema AG) and BPC Plasma, Inc., and previously Haema Plasma Kft. until its acquisition in October 2024, of which Grifols does not hold shares, but there exists control over them (see note 19), have been consolidated.

Grifols (Thailand) Ltd. has two classes of shares and the Group, through the class of shares it owns, holds the majority of the voting rights. As a consequence, it has been consolidated.

Mecwins, effective May 2024, ceased to be an associated company of Progenika Biopharma, S.A. as loses its significant influence over its interest.

Changes in associates and jointly controlled entities are detailed in note 10.

Changes in subsidiaries

In 2024:

●	Merger agreements

During the current financial year 2024, Biotest Italy, S.R.L., Biotest Medical, S.L.U., Biotest Farmaceutica LTDA and Biotest France SAS entered into merger agreements, with the resulting companies being, respectively, Grifols Italia S.p.A., Grifols Movaco, S.A., Grifols Biotest Ltda and Grifols France S.A.R.L.

●	Grifols Pyrenees Reserarch Center, S.L.

With effect as of July 25, 2024, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Ltd, acquired the remaining 20% belonging to the Government of Andorra by an amount of Euros 200 thousands.

●	Haema Plasma Kft.

With effect as of 31 October 2024, Grifols, through its subsidiary Grifols Worldwide Operations Limited, acquired 100% of the capital of Haema Plasma Kft. from Scranton Plasma, B.V. (an entity related to the Group) for Euro 35 million, the value of which is supported by a fairness opinion issued by an independent expert. Given that Grifols already exercised control over that subsidiary prior to the acquisition, the transaction had no impact on Consolidated Statement of Profit and Loss for the 2024 financial year, as it is a transaction with a non-controlling interest in which Grifols retains control over Haema Plasma Kft. (see note 3(e) and note 31). Therefore, the difference between the amount paid and the reduction in the minority interests has been recorded in reserves attributable to the parent company for a negative amount of Euros 14,022 thousand as of December 31, 2024.

●	Grifols Malaysia SDN BHD

With effect as of October 7, 2024, Grifols, through its wholly owned subsidiary Grifols Asia Pacific PTE LTD, acquired the remaining 51% of shares of Grifols Malaysia SDN BHD for Euros 16 thousands.

In 2023:

●	Grifols Escrow Issuer, S.A. and Gripdan Invest, S.L.

With effect as of 1 January 2023, Grifols Escrow Issuer, S.A., Gripdan Invest, S.L., both wholly-owned subsidiaries, and Grifols, S.A. entered into a merger agreement, with Grifols, S.A. being the surviving company.

This operation has had no impact on the Consolidated Financial Statements.

●	Access Biologicals LLC. and Chiquito Acquisition Corp.

With effect as of 1 April 2023, Access Biologicals LLC, Chiquito Acquisition Corp. and Grifols Bio Supplies, Inc., all wholly-owned subsidiaries, entered into a merger agreement, with Grifols Bio Supplies, Inc. being the surviving company.

This operation has had no impact on the Consolidated Financial Statements.

•	Goetech LLC

On 30 June 2023, the company Geotech LLC (D/B/A Medkeeper) has been dissolved.

This operation has had no impact on the Consolidated Financial Statements.

•	Kiro Grifols, S.L.

On 27 July 2023, Grifols reached an agreement to acquire the remaining 10% of shares of Kiro Grifols, S.L. for a total amount of Euros 1,161 thousand. Grifols now owns the 100% of its shares.

•	AlbaJuna Therapeutics, S.L.

On 9 October 2023, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Limited, Inc., reached an agreement to acquire the remaining 51% of shares of AlbaJuna Therapeutics, S.L. for a total amount of 1 Euro (see note 3(c)).

•	Biotest (U.K.), Ltd.

On 1st June 2023, Grifols U.K., Ltd. reached an agreement with Biotest AG to acquire the 100% of shares of Biotest (U.K. Ltd.) for a total amount of Euros 20,079 thousand. With effect 1st November 2023, Biotest (U.K., Ltd.) has transferred its net assets to Grifols U.K., resulting in an amalgamation.

The following companies were formed during 2023 and became part of the Grifols Group consolidated:

●	Biomat Holdings, LLC
●	Canada, Inc. (subsequently changed its name to Grifols Plasma Canada - Ontario Inc.)

In 2022:

●	Albimmune, S.L.

On 13 January 2022, Grifols, through its wholly owned subsidiary Grifols Innovation and New Technologies Limited, Inc., reached an agreement to acquire 51% of the shares of Albimmune, S.L. for a total amount of Euros 3,000.

●	VCN Biosciences, S.L.

On 10 March 2022, Grifols, together with the other shareholders, reached an agreement to sell one hundred percent of the issued and outstanding shares of VCN Bioscience, S.L. for US Dollars 7,700 thousand.

As a result of this divestment, the Group has recognized income of Euros 7,557 thousand in the Consolidated Statement of Profit and Loss.

●	Biomat USA, Inc.

Effective 1 April 2022, Biomat USA Inc. and Talecris Plasma Resources, Inc. entered into a merger agreement, and the resulting company was Biomat USA, Inc.

●	Biotest, AG and Grifols Biotest Holdings, GmbH

On 25 April 2022, and once all regulatory approvals had been obtained, Grifols completed the acquisition of 70.18% of the share capital of Biotest AG and the entire share capital of Tiancheng (Germany) Pharmaceutical Holdings AG, whose current corporate name is Grifols Biotest Holdings GmbH, for Euros 1,460,853 thousand (see note 3).

●	Access Biologicals LLC.

On 15 June 2022, Grifols, through its wholly owned subsidiary Chiquito Acquisition Corp., exercised a call option to buy the remaining 51% of shares of Access Biologicals LLC for a total of US Dollars 142 million (see note 3 and 10).

●	Grifols México, S.A. de C.V.

Effective 15 December 2022, Grifols México, S.A. de C.V. and Logística Grifols, S.A. de C.V. entered into a merger agreement, and the resulting company was Grifols México, S.A. de C.V.

c)   Amendments to IFRS in 2024

As of the date of preparation of these annual financial statements, the following standards published by the IASB and the IFRS Interpretations Committee and adopted by the European Union for application in Europe came into force and, therefore, have been taken into account in the preparation of these consolidated financial statements:

Effective in 2024

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
IAS 1

Amendments to IAS 1 Presentation of Financial Statements:

- Classification of Liabilities as Current or Non-current Date (issued on 23 January 2020);

- Classification of Liabilities as Current or Non - current - Deferral of Effective Date (issued on 15 July 2020); and

- Non - current Liabilities with Covenants (issued on 31 October 2022)

		1 January 2024	1 January 2024

IFRS 16	Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback (issued on 22 September 2022)	1 January 2024	1 January 2024

IAS 7	Amendments to IAS 7 Cash flow statement and NIIF 7 Financial instruments: information to disclose: Financial agreements with suppliers (issued on 25 May 2023).	1 January 2024	1 January 2024

The application of these standards and interpretations has had no significant impact on these consolidated financial statements.

Standards issued but not effective in 2024

At the date these consolidated financial statements were authorized for issue, the following IFRS and amendments have been published by the IASB but their application is not mandatory until the future periods indicated below:

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date

IAS 21	Amendment to IAS 21 Effects of foreign currency conversions on changes in exchange rates: absence of convertibility	1 January 2025	1 January 2025
IFRS 18	Presentation and Disclosure in Financial Statements (issued on 9 April 2024)	Pending	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures (issued on 9 May 2024)	Pending	1 January 2027
IFRS 9 / IFRS 7	Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7) (issued on 30 May 2024)	Pending	1 January 2026
	Annual Improvements Volume 11 (issued on 18 July 2024)	Pending	1 January 2026
IFRS 9 / IFRS 7	Contracts Referencing Nature-dependent Electricity – Amendments to IFRS 9 and IFRS 7 (issued on 18 December 2024)	Pending	1 January 2026

The Group has not applied any of these standards or interpretations in advance of their effective date.

The application of these standards and interpretations would not have significant impact on these consolidated financial statements.

d)   Changes in accounting criteria and corrections of error

The financial information as of December 31, 2023 presented for comparative purposes, differs from that approved by the Ordinary General Meeting of Shareholders of the Parent Company on June 14, 2024 due to the reclassification between subheadings of the Consolidated Statement of Comprehensive Income detailed in note 10 and the reasons set out below:

Biotek America LLC (see note 10)

In July 2021, Grifols (through Grifols Bio North America LLC or GBNA) entered into a collaboration agreement with ImmunoTek GH, LLC (ImmunoTek) to open and manage 28 plasma donation centres (the “ImmunoTek Collaboration Agreement”). The ImmunoTek Collaboration Agreement was implemented through the creation of a jointly controlled company in the United States, Biotek America LLC (“ITK JV”).

Until 2022, Grifols had accpunted for its interest in ITK JV as a financial investment. In 2024, following discussions with the Spanish National Securities Market Commission (CNMV), it was concluded that the ImmunoTek Collaboration Agreement should be accounted for as a joint arrangement and therefore the assets, liabilities and results of ITK JV should be recognized. Consequently, in the consolidated financial statements at December 31, 2023, the assets and liabilities of ITK JV were reflected in the amount of Euros 151 millions and Euros 191 millions, respectively, recognising a negative adjustment in reserves of Euros 40 millions, net of translation differences. The integration was carried out prospectively from January 1, 2023. This negative adjustment to reserves relates mainly to the losses of ITK JV in 2021, 2022 and 2023.

To accurately present these losses of ITK JV in the respective statements of profit and loss for each period, the comparative figures corresponding to the statements of profit and loss for 2023 and 2022 have been restated in the consolidated financial statements for 2024, the impact of which represents a reduction in results of Euros 17 millions and Euros 23 millions, respectively.

Shanghai RAAS

On March 30, 2020, Grifols received shares of Shanghai RAAS Blood Products Co. Limited (hereinafter, “SRAAS”) corresponding to 26.2% of its share capital in exchange for having previously delivered shares representing 45% of the economic rights of its subsidiary Grifols Diagnostic Solutions, Inc. (hereinafter “GDS”) under the swap agreement entered into with SRAAS in 2019. Grifols therefore held a stake in an associate which in turn holds a stake in the GDS subsidiary.

Since International Financial Reporting Standards (IFRS) do not address the accounting treatment of non-controlling interest when an investment in an associate has a stake in a Group company, Grifols chose the accounting policy to (i) increase the percentage of ownership attributable to Grifols in GDS by the indirect interest Grifols obtained through its stake in SRAAS by 11.79% (26.2% of 45%), thereby reducing the non-controlling interest by that percentage, and (ii) exclude any amount recognized by SRAAS for its stake in GDS from the equity-method investment in SRAAS, as Grifols consolidates 100% of the GDS’ net assets.

Consequently, due to the accounting policy adopted in March 2020, Grifols had an attributable stake of 66.79% (55% + 11.79%) in GDS, while the non-controlling interest was reduced from 45% to 33.21% amounting to Euros 403 million. This reduction in net equity attributable to the non-controlling interest was offset against consolidated reserves because it was a transaction with minority shareholders without loss of control.

As a result of selling the 20% equity stake in SRAAS in 2024 (see note 12), it has been identified that the initial recognition of the investment in SRAAS should have excluded the amount that SRAAS held in GDS according to Grifols’ accounting policy at the transaction date, amounting to Euros 457 million. Therefore, the reduction in equity attributable to non-controlling interest should have decreased the investment in equity-accounted investee in SRAAS instead of affecting consolidated reserves. Consequently, both the stake in SRAAS and consolidated reserves are overvalued by Euros 457 million for the years 2020 to 2023.

The difference between the Euros 457 million and the Euros 403 million initially recorded corresponds to the revaluation of the indirect stake that Grifols acquires in GDS through its stake in SRAAS. This adjustment entails a reduction in consolidated reserves as it is a transaction with a minority shareholder without loss of control.

In this context, the amounts related to ‘Investment in equity-accounted investees’ and ‘Consolidated reserves’ as of January 1, 2023 and ‘Investment in equity-accounted investees’, ‘Non-current assets held for sale,’ and ‘Consolidated reserves’ as of December 31, 2023, have been restated in the comparative information as detailed in the table below.

Despite this correction resulting in a reduction of consolidated equity by Euros 457 million, it has had no impact on the Consolidated Statements of Profit and Loss; it represents an incorrect accounting treatment without affecting the correct results for each affected financial year. Therefore, the results recognized in the equity-method investment in SRAAS and the results attributable to both the Parent Company and the non-controlling interest in GDS in the consolidated financial statements from 2020 to 2023 are correctly accounted for. Additionally, following this correction, which decreased the carrying value of the investment in SRAAS, the net gain recorded from the sale of the 20% stake in SRAAS is accurately accounted for in the 2024 financial statements.

The following tables summarize the impacts on the comparative information in the Consolidated Balance Sheet and in the Consolidated Statements of Profit and Loss due to the above:

Consolidated Balance Sheet

at 1 January 2023

(Expressed in thousands of Euros)

			Integration
			adjustment	Adjustment	Restated
Assets	Reference	1/1/2023	Biotek America	SRAAS	1/1/2023
Rights of use	Note 8	897,552	83,708	—	981,260
Property, plant and equipment	Note 9	3,270,937	31,921	—	3,302,858
Investment in equity-accounted investees	Note 10	1,955,177	—	(457,218)	1,497,959
Non-current financial assets at amortized cost	Note 11	582,175	(124,132)	—	458,043
Other non-current assets	Note 10	—	124,191	—	124,191
Total non-current assets		16,880,390	115,688	(457,218)	16,538,860
Inventories	Note 13	3,201,357	34,653	—	3,236,010
Trade receivables	Note 15	608,688	393	—	609,081
Other current assets		81,814	863	—	82,677
Cash and cash equivalents	Note 16	547,979	1,228	—	549,207
Total current assets		4,653,587	37,137	—	4,690,724
Total assets		21,533,977	152,825	(457,218)	21,229,584
Equity and liabilities
Reserves		4,534,715	(24,341)	(457,218)	4,053,156
Total equity		5,402,827	(24,341)	(457,218)	4,921,268
Translation differences		735,633	144	—	735,777
Equity attributable to the Parent		6,129,938	(24,197)	(457,218)	5,648,523
Total equity	Note 17	8,457,544	(24,197)	(457,218)	7,976,129
Non-current financial liabilities	Note 21	9,960,562	113,593	—	10,074,155
Total non-current liabilities		11,120,586	113,593	—	11,234,179
Current financial liabilities	Note 21	795,686	5,253	—	800,939
Trade and other payables	Note 22	862,335	56,243	—	918,578
Other current liabilities	Note 23	241,487	1,933	—	243,420
Total current liabilities		1,955,847	63,429	—	2,019,276
Total liabilities		13,076,433	177,022	—	13,253,455
Total equity and liabilities		21,533,977	152,825	(457,218)	21,229,584

Consolidated Balance Sheet

at 31 December 2023

(Expressed in thousands of Euros)

			Integration
			adjustment	Adjustment	Restated
Assets	Reference	31/12/2023	Biotek America	SRAAS	31/12/2023
Investment in equity-accounted investees	Note 10	534,970	—	(113,207)	421,763
Other non-current assets	Note 10	145,522	(9,889)	—	135,633
Deferred tax assets	Note 28	305,295	(4,966)	—	300,329
Total non-current assets		14,989,149	(14,855)	(113,207)	14,861,087
Non-current assets held for sale	Note 12	1,433,867	—	(344,011)	1,089,856
Inventories	Note 13	3,459,277	23,122	—	3,482,399
Total current assets		6,451,905	23,122	(344,011)	6,131,016
Total assets		21,441,054	8,267	(457,218)	20,992,103
Equity and liabilities
Reserves		4,482,798	15,381	(457,218)	4,040,961
Profit for the year attributable to the Parent		59,315	(16,997)	—	42,318
Total equity		5,419,697	(1,616)	(457,218)	4,960,863
Translation differences		414,068	44	—	414,112
Equity attributable to the Parent		5,827,166	(1,572)	(457,218)	5,368,376
Total equity	Note 17	7,972,485	(1,572)	(457,218)	7,513,695
Total trade and other payables	Note 22	960,818	9,839	—	970,657
Total liabilities		13,468,569	9,839	—	13,478,408
Total equity and liabilities		21,441,054	8,267	(457,218)	20,992,103

Consolidated Statements of Profit and Loss

at 31 December 2022

(Expressed in thousands of Euros)

			Integration
			adjustment	Restated
	Reference	2022	Biotek America	2022
Net revenue	Note 5 and 24	6,063,967	—	6,063,967
Cost of sales	Note 25 and 26	(3,832,437)	(17,820)	(3,850,257)
Gross Margin		2,231,530	(17,820)	2,213,710
Operating Expenses	Note 25 and 26	(1,551,563)	(5,424)	(1,556,987)
Other Income		22,235	22,235
Profit of equity accounted investees with similar activity to that of the Group	Note 10	103,478	—	103,478
Operating Result		805,680	(23,244)	782,436
Finance result	Note 27	(442,941)	—	(442,941)
Profit/(loss) of equity accounted investees	Note 10	(1,482)	—	(1,482)
Profit before income tax from continuing operations		361,257	(23,244)	338,013
Income tax expense	Note 28	(90,111)	—	(90,111)
Profit after income tax from continuing operations		271,146	(23,244)	247,902
Consolidated profit for the year		271,146	(23,244)	247,902
Profit attributable to the Parent		208,279	(23,244)	185,035
Profit attributable to non-controlling interest	Note 19	62,867	—	62,867
Basic earnings per share (Euros)	Note 18	0.31	(0.04)	0.27
Diluted earnings per share (Euros)	Note 18	0.31	(0.04)	0.27

Consolidated Statements of Profit and Loss

at 31 December 2023

(Expressed in thousands of Euros)

			Integration
			adjustment	Restated
		2023	Biotek America	2023
Net revenue	Note 5 and 24	6,591,977	—	6,591,977
Cost of sales	Note 25 and 26	(4,097,406)	(11,089)	(4,108,495)
Gross Margin		2,494,571	(11,089)	2,483,482
Operating Expenses	Note 25 and 26	(1,761,955)	(5,992)	(1,767,947)
Other Income		3,042	—	3,042
Profit of equity accounted investees with similar activity to that of the Group	Note 10	63,740	—	63,740
Operating Result		799,398	(17,081)	782,317
Finance result	Note 27	(574,458)	84	(574,374)
Profit/(loss) of equity accounted investees	Note 10	(922)	—	(922)
Profit before income tax from continuing operations		224,018	(16,997)	207,021
Income tax expense	Note 28	(43,349)	—	(43,349)
Profit after income tax from continuing operations		180,669	(16,997)	163,672
Consolidated profit for the year		180,669	(16,997)	163,672
Profit attributable to the Parent		59,315	(16,997)	42,318
Profit attributable to non-controlling interest	Note 19	121,354	—	121,354
Basic earnings per share (Euros)	Note 18	0.09	(0.03)	0.06
Diluted earnings per share (Euros)	Note 18	0.09	(0.03)	0.06

The impacts on the comparative information in the Consolidated Balance Sheet and in the Consolidated Statements of Profit and Loss summarized in the previous tables were transferred to the Consolidated Statements of Cash Flow, with no material effect on the cash flow.